Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Assets
Cash and cash equivalents	$ 227,188	$ 268,217
Short-term investments	2,620	2,411
Accounts receivable, net of allowance of $725 and $838 as of December 31, 2022 and December 31, 2021, respectively	66,474	55,067
Prepaid expenses and other current assets	10,013	8,461
Total current assets	306,295	334,156
Property and equipment, net	5,537	3,922
Goodwill	18,904	0
Intangible assets, net	11,079	0
Operating lease right-of-use assets	15,855	0
Deferred contract costs	48,553	38,926
Other assets	9,310	11,734
Total assets	415,533	388,738
Liabilities, mezzanine equity, and stockholders’ equity
Accounts payable	1,519	1,824
Accrued expenses and other liabilities	47,784	35,062
Current portion of deferred revenue	93,405	74,294
Total current liabilities	142,708	111,180
Long-term operating lease liabilities	11,348	0
Long-term portion of deferred revenue	8,085	8,038
Earn-out shares liabilities	6,631	10,012
Other non-current liabilities	3,607	3,943
Total liabilities	172,379	133,173
Commitments and contingencies (Note 13)
Mezzanine equity
Redeemable noncontrolling interest	14,007	5,210
Total mezzanine equity	14,007	5,210
Common Stock, $0.0001 par value; 1,000,000 shares authorized, 185,278 and 181,822 shares issued and outstanding	19	18
Additional paid-in capital	665,715	625,056
Treasury stock	(21,666)	(1,739)
Accumulated other comprehensive income	2,006	2,317
Accumulated deficit	(416,927)	(375,297)
Total stockholders’ equity	229,147	250,355
Total liabilities, mezzanine equity, and stockholders’ equity	$ 415,533	$ 388,738